Summary of Significant Accounting Policies - Net income (loss) (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Net income	$ (15,882,522)		$ (22,482,813)		$ (53,299,432)	$ (37,326,897)	$ (89,795,494)	$ 9,163,794	$ (13,710,708)
Southport Acquisition Corp
Summary of Significant Accounting Policies
Net income	(1,555,744)	$ (101,682)	(504,984)	$ 261,607	(1,657,426)	(243,377)	(5,107,051)	2,729,602
Plus: Trust Account withdrawals for tax payments						489,119	489,119	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(4,521)		(163,615)		(9,015)	(723,522)	(966,174)	(6,707,678)
Net loss including accretion of Class A redeemable shares to redemption value	$ (1,560,265)		$ (668,599)		$ (1,666,441)	$ (477,780)	$ (5,584,106)	$ (1,690,348)